Employee benefits	12 Months Ended
Dec. 31, 2018
Disclosure of defined benefit plans [abstract]
Employee benefits
14)	Employee benefits

Mexican entities

a.	Collective bargaining agreements – For the Mexican operations in 2018, approximately 43% (44% on 2017) of the employees are under collective bargaining agreements. The Mexican collective contracts expire in periods greater than one year.

b.	Seniority premium benefits – In accordance with Mexican Labor Law, the Company provides seniority premium benefits to its employees under certain circumstances. Such benefits consist of a one-time payment equivalent to 12 days wages for each year of service (at the employee’s most recent salary, but not to exceed twice the legal minimum wage), payable to all employees with 15 or more years of service, as well as to certain employees terminated involuntarily prior to the vesting of their seniority premium benefit. These obligations are calculated by independent actuaries using the projected unit credit method.

The most important actuarial hypothesis used for the purposes of the determination of the net cost of the period related to the retirement benefits plan were as follows:

	2 0 1 8	2 0 1 7	2 0 1 6

Discount rate	9.5	7.5	6.75
Rate of salary increase	4.5	4.5	4.50

Components of net cost of benefits plan to employees are as follows:

	2 0 1 8	2 0 1 7	2 0 1 6

Current service cost	$2,839	$5,697	$5,749
Financial cost	4,025	6,637	6,247
Past service cost	1,481	(3,575)	(7,906)
Anticipated reduction obligations	(327)	(12,517)
Actuarial losses (gains) recognized in the year	(17,928)	(4,339)	5,801
	$(9,910)	$(8,097)	$9,891

The expense for the years 2018, 2017 and 2016 was recorded as follows:

	2 0 1 8	2 0 1 7	2 0 1 6

Cost of sales	$(5,550)	$(4,534)	$5,539
Administrative expenses	(4,360)	(3,563)	4,352
	$(9,910)	$(8,097)	$9,891

The amounts included in the Consolidated Statements of Financial Position as of December 31, 2018 and 2017 are $ 81,770 and $ 91,822, respectively, corresponding to the present value of defined benefit obligations.

Changes in the present value of the defined benefit obligation and the balance of the liability consist of the following:

	2 0 1 8	2 0 1 7

Opening balance of the defined benefit obligation	$91,822	$99,783
Current service cost	2,697	5,697
Past service cost	1,481	(3,439)
Financial cost	4,025	6,637
Actuarial losses (gains)	(17,928)	(4,339)
Benefits paid	(327)	(12,517)
Closing balance of the defined benefit obligation	$81,770	$91,822

c.	Severance benefits – Further, in accordance with the Mexican labor laws, the Company also provides statutorily mandated severance benefits to its employees terminated under certain circumstances. Such benefits consist of a one-time payment of three months’ wages plus 20 days’ wages for each year of service, payable upon involuntary termination without just cause. Severance benefits payments are recorded directly in the consolidated statement of comprehensive income (loss) at the time they are paid, unless they are related to restructuring expenses, which are recorded when there is a present obligation from past events.

d.	Employee profit sharing (EPS) – The Mexican Constitution and the Labor Law grant employees the right to receive a 10% share of the employers’ profits. Employees Profit Sharing is computed in similar terms to the taxable profit for income tax, excluding mainly the employee’s profit sharing paid this year and the amortization of tax losses and decreasing the non-deductible part of the social security for purposes of income tax. For the years 2018 and 2017, EPS amounted to $ 67 and $ 0, respectively. EPS is recorded in the results of operations for the year in which it is incurred.

e.	Governmental defined contribution plan – Under Mexican legislation, the Company must make payments equivalent to 2% of its workers’ daily integrated salary (ceiling) to a defined contribution plan that is part of the retirement savings system. The expense in 2018, 2017 and 2016 was $13,687, $12,838 and $11,323, respectively.

Foreign entities (Republic)

Republic is the only subsidiary of the Company which offers other benefits and pension plans to their employees. Such benefit plans to employees are described below:

a.	Collective Bargaining Agreements

As of December 31, 2018, 81% of the Republic employees are covered by a collective bargaining agreement (labor agreement) with the United Steelworkers (“USW”). The agreement initially expired on August 15, 2016 and was extended for a further three years through August 15, 2019. The extended agreement renews all the provisions, understandings and agreements set forth in the January 1, 2012 Basic Labor Agreement. The base rates of pay were determined under the extended agreement and will remain unchanged from those ruling under the expired agreement as of August 16, 2016. The extended agreement provides the Company’s quarterly contributions to fund the Republic Retirement VEBA and Benefit Trust (the “Benefit Trust”) to be reduced from $2.6 million to $0.25 million beginning in August 15, 2016 through June 30, 2019. Effective July 1, 2019, the Company’s contribution to the Benefit Trust will change to $4.00 per hour for each hour worked by USW represented employees.

b.	Defined Contribution Plans

Plan for employees- Republic participates in the Steelworkers Pension Trust (SPT), a defined benefit multi-employer pension plan. The Company obligations to the plan are based upon fixed contribution requirements. Republic contributes a fixed amount of USD$1.68 per hour for each covered employee's contributory hours, as defined under the plan.

Participation in a multi-employer pension plan agreed under terms of a collective bargaining agreement differs from a traditional qualified single employer defined benefit pension plan. The SPT shares risks associated with the plan in the following respects:

I.	Contributions to the SPT by Republic may be used to provide benefits to employees of other participating employers;
II.	If a participating employer stops contributing to the SPT, the unfunded obligations of the plan may be borne by the remaining participating employers; and

III.	If Republic chooses to stop participating in the SPT, Republic may be obliged to pay an amount based on the underfunded status of the plan, referred to as a withdrawal liability.

c.	VEBA Benefit Trust

The Company is required to make quarterly contributions to the defined contribution plan for post-retirement health benefits VEBA as determined by the terms of the USW collective bargaining agreement. The Benefit Trust is a health and welfare plan for USW retiree benefits, and is not a "qualified" plan under the regulations of the Employee Retirement Income Security Act of 1974. For the years ended December 31, 2018, 2017 and 2016, the Company recorded expenses of USD$ 1.0 million, USD$ 6.9 million and USD$ 10.4 million, respectively, related to this benefits plan.

For the years ended December 31, 2018, 2017 and 2016, Republic recorded combined expenses of USD$ 3.6 million, USD$ 3.5 and USD$ 10.0 million, respectively, related to the funding obligations of the retirement healthcare and pension benefits. The cost contributions to these two funds have been reduced from USD $ 2.6 million to USD$ 0.25 million per quarter effective after the review of the collective agreement on August 16 2016.

d.	401(k) Plans

The Company has a 401(k) defined contribution retirement plan that covers almost all the salaried and nonunion hourly employees. This plan is designed to provide retirement benefits through Company contributions and voluntary deferrals of employees' compensation. The Company funds contributions to this plan each pay period, based on the participant's age and years of service as of January first of each year. The amount of the Company contribution is equal to the monthly base salary multiplied by the appropriate percentage based on age and years of service. The contribution becomes 100% vested upon completion of three years of vesting service. In addition, employees are permitted to make contributions to this 401(k)-retirement plan through payroll deferrals. In this case, the Company provides a 25.0% matching contribution for the first 5.0% of payroll that an employee elects to contribute. Employees are 100% vested in both their and Republic matching 401(k) contributions. For the years ended December 31, 2018, 2017 and 2016, the Company recorded expense of USD$ 1.0 million, USD$ 0.8 million and USD$ 0.7 million, respectively, related to this defined contribution retirement plan.

Employees who are covered by the USW labor agreement are eligible to participate in the 401(k) defined contribution retirement plan through voluntary deferrals of employees' compensation. There are no Company contributions or employer matching contributions relating to these employees.

e.	Profit Sharing and Incentive Compensation Plans

The labor agreement includes a profit sharing plan to which the Company is required to contribute The extended agreement modified the plan to the following quarterly pretax income, as defined in the labor agreement ("EBT"): 3% of EBT between $0 and $25 million per quarter; 4% of EBT between $25 and $75 million per quarter; and 5% of EBT over $75 million per quarter. USD $ 1.0 million of expense was recorded for the year ended December 31, 2018, 2017 and 2016, because the current and prior year thresholds had not been achieved.

Republic has a profit-sharing plan for all salaried employees and nonunion workers. The profit-sharing plan was based on achieving certain EBITDA, inventory and shipments targets. In the year ended December 31, 2018, 2017 and 2016, the Company paid USD 0.8 million, USD $ 0.9 and USD $0.6 million respectively under this plan.